Lease - Future Minimum Lease Payments (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating leases
2020	¥ 97,825	$ 14,052
2021	85,403	12,267
2022	79,496	11,419
2023	66,136	9,500
2024 and after	76,467	10,984
Total lease payment	405,327	58,222
Less imputed interest	(30,896)	(4,438)
Total	¥ 374,431	$ 53,784